Segment Information (Sun & Sun Industries Inc [Member])	9 Months Ended
Sep. 30, 2014
Sun & Sun Industries Inc [Member]
Segment Information

16. SEGMENT INFORMATION

The Company manages its business, analyzes and reports its results of operations on the basis of one operating segment - design and installation of energy efficient lighting products. Management uses one measure of profitability and does not segment its business for internal reporting. All of the Company’s revenues is derived from customers domiciled in the United States of America and territories.